SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Narratives (Details) - Options and warrants	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants (in months)	53 months	62 months
Estimated percentage of exercisable shares on enlarged share capital (in %)	0.80%	1.50%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of stock options and SARs	10 years